Benefit Plans (Details 2) (USD $) In Thousands	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009
Pension Benefits [Member]
Net periodic costs
Service cost	$ 460	$ 574	$ 2,139
Interest cost	2,232	2,911	2,518
Expected return on plan assets	(385)	(351)	(436)
Recognized net actuarial loss (gain)	1,449	924	911
Amortization of prior service cost	710	797	920
Net periodic cost	4,466	4,855	6,052
Retiree Health Care Benefits [Member]
Net periodic costs
Service cost	39	52	41
Interest cost	235	259	228
Recognized net actuarial loss (gain)	(83)	(87)	(125)
Amortization of prior service cost	139	148	119
Net periodic cost	$ 330	$ 372	$ 263